Short-term Investments (Details) - Schedule of short-term investments - Short-Term Investments [Member] ¥ in Thousands, $ in Thousands	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)
Short-term Investments (Details) - Schedule of short-term investments [Line Items]
Short-term investments	¥ 14,160	$ 2,056	¥ 68,575
Available-for-sale securities [Member]
Short-term Investments (Details) - Schedule of short-term investments [Line Items]
Short-term investments	¥ 14,160	$ 2,056	¥ 68,575